ENVIRONMENTAL REHABILITATION (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Environmental Rehabilitation Schedule Of Reconciliation Of Obligations Associated Retirement Properties
Environmental rehabilitation provision	$ 19,413	$ 20,836
Average discount rate	3.23%	3.84%
Reclamation deposit paid	$ 2,601	$ (169)